Federal Funds Sold or Purchased, Securities Financing Agreements and Short-term Borrowings - Offsetting Assets and Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Securities borrowed or purchased under agreements to resell:
Gross Assets	$ 316,567,000,000	$ 272,296,000,000
Amounts Offset	(124,744,000,000)	(81,968,000,000)
Net Balance Sheet Amount	191,823,000,000	190,328,000,000
Financial Instruments	(145,573,000,000)	(157,132,000,000)
Net Assets	46,250,000,000	33,196,000,000
Securities loaned or sold under agreements to repurchase:
Gross Liabilities	326,007,000,000	279,888,000,000
Amounts Offset	(124,744,000,000)	(81,968,000,000)
Net Balance Sheet Amount	201,263,000,000	197,920,000,000
Financial Instruments	(164,306,000,000)	(160,111,000,000)
Net Liabilities	36,957,000,000	37,809,000,000
Other:
Gross Liabilities	11,641,000,000	10,871,000,000
Amounts Offset	0	0
Net Balance Sheet Amount	11,641,000,000	10,871,000,000
Financial Instruments	(11,641,000,000)	(10,871,000,000)
Net Liabilities	0	0
Total Securities Financing Agreements Liability:
Gross Liabilities	337,648,000,000	290,759,000,000
Amounts Offset	(124,744,000,000)	(81,968,000,000)
Net Balance Sheet Amount	212,904,000,000	208,791,000,000
Financial Instruments	(175,947,000,000)	(170,982,000,000)
Net Liabilities	36,957,000,000	37,809,000,000
Loans and leases repurchase activity	$ 5,600,000,000	$ 4,100,000,000